Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended		15 Months Ended	16 Months Ended	18 Months Ended	24 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	36 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	48 Months Ended	51 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	72 Months Ended	76 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 25, 2022	Feb. 08, 2022	Dec. 17, 2019	Apr. 30, 2016	Apr. 30, 2022	Apr. 30, 2020	Apr. 30, 2023	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2023	Apr. 30, 2021	Apr. 30, 2024	Apr. 30, 2018	Apr. 30, 2024	Apr. 30, 2022	Apr. 30, 2025	Apr. 30, 2019	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2026	Apr. 30, 2020	Apr. 30, 2026	Apr. 30, 2024	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000069675
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Hedge Multi-Strategy Tracker ETF
Accumulated Value				$ 10,000					$ 10,042				$ 10,468				$ 10,631				$ 10,521			$ 11,679		$ 10,885		$ 10,959	$ 11,847	$ 12,405	$ 14,373
C000077928
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Merger Arbitrage ETF
Accumulated Value				10,000					10,638				10,825				11,097				11,108			12,116		11,465		11,440	11,297	12,627	13,260
C000170331
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Candriam International Equity ETF
Accumulated Value			$ 10,000			$ 8,382					$ 11,856				$ 10,929				$ 11,801				$ 12,903		$ 14,405		$ 17,510
C000238086
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Candriam U.S. Mid Cap Equity ETF
Accumulated Value	$ 10,000						$ 10,685					$ 12,044				$ 12,203				$ 15,391
C000170332
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Candriam U.S. Large Cap Equity ETF
Accumulated Value			10,000			9,642					14,352				14,526				14,788				17,895		19,104		24,847
C000158453
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI FTSE International Equity Currency Neutral ETF
Accumulated Value				10,000					11,529				13,008				12,954				11,692			16,152		15,641		16,940	19,338	21,044	28,039
C000232898
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI U.S. Large Cap R&D Leaders ETF
Accumulated Value		$ 10,000			$ 9,064					$ 9,421				$ 12,333				$ 13,295				$ 17,782
C000232897
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Global Equity R&D Leaders ETF
Accumulated Value		10,000			8,965					9,461				11,554				12,494				17,484
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,858				13,406				15,106				14,948			22,560		21,857		22,186	27,133	30,227	39,601
MSCI World® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value				10,000					11,465				12,981				13,822				13,268			19,282		18,604		19,195	22,724	25,487	32,917
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value			10,000			8,240					11,526				10,587				11,478				12,543		14,120		17,593
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000						10,984					13,434				14,966				19,607
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			9,074					13,694				13,267				13,467				16,470		18,348		24,038
MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value				10,000					11,129				12,744				12,334				10,935			15,296		14,050		15,234	16,647	18,739	23,349
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			9,224					9,362				11,450				12,755				16,711
MSCI World® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value		10,000			9,180					9,472				11,214				12,577				16,244
NYLI Hedge Multi-Strategy Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Hedge Multi-Strategy Index
Accumulated Value				10,000					10,191				10,682				10,882				10,841			12,115		11,351		11,504	12,495	13,218	15,448
S&P 500® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value				10,000					11,717				13,194				14,884				14,923			21,676		21,631		22,093	26,974	30,114	39,320
Barclay Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name								Barclay Hedge Fund Index
Accumulated Value				10,000					10,986				11,731				11,844				11,390			14,581		14,238		14,168	15,558	16,509	19,361
NYLI Merger Arbitrage Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Merger Arbitrage Index
Accumulated Value				10,000					10,715				10,961				11,282				11,338			12,451		11,894		11,965	11,927	13,312	14,168
S&P 500® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Accumulated Value				10,000					11,717				13,194				14,884				14,923			21,676		21,631		22,093	26,974	30,114	39,320
Barclay Merger Arbitrage Index
Account Value [Line Items]
Line Graph and Table Measure Name								Barclay Merger Arbitrage Index
Accumulated Value				10,000					10,689				10,742				11,391				11,344			13,705		13,772		13,988	14,733	15,542	16,529
NYLI Candriam International Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Candriam International Equity Index
Accumulated Value			10,000			8,373					11,877				10,969				11,863				13,015		14,562		17,740
NYLI Candriam U.S. Mid Cap Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Candriam U.S. Mid Cap Equity Index
Accumulated Value	10,000						10,695					12,079				12,259				15,492
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000						$ 10,831					$ 12,602				$ 13,527				$ 17,014
NYLI Candriam U.S. Large Cap Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Candriam U.S. Large Cap Equity Index
Accumulated Value			10,000			9,638					14,367				14,553				14,823				17,957		19,199		25,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000			$ 9,188					$ 13,413				$ 13,441				$ 13,800				$ 16,927		$ 18,974		$ 24,866
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index
Accumulated Value				10,000					11,596				13,177				13,109				11,862			16,456		15,948		17,341	19,843	21,661	29,058
FTSE Developed ex North America Net Tax (US RIC) Index
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Developed ex North America Net Tax (US RIC) Index
Accumulated Value				10,000					11,226				12,992				12,446				11,079			15,813		14,371		15,383	16,874	18,805	24,932
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index
Accumulated Value				$ 10,000					$ 11,965				$ 13,341				$ 13,779				$ 12,668			$ 17,065		$ 17,617		$ 19,419	$ 23,149	$ 24,711	$ 33,510
NYLI U.S. Large Cap R&D Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI U.S. Large Cap R&D Leaders Index
Accumulated Value		10,000			9,063					9,431				12,352				13,334				17,858
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			8,911					9,120				12,020				13,766				17,983
NYLI Global Equity R&D Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name								NYLI Global Equity R&D Leaders Index
Accumulated Value		10,000			8,963					9,463				11,580				12,553				17,647
FTSE All-World Growth® Index
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE All-World Growth<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 8,962					$ 9,090				$ 11,262				$ 12,605				$ 16,570